EQUITY (Details) - Schedule of Intangible and tangible assets - Argentina hyperinflation [Member] $ in Thousands	Dec. 31, 2019 USD ($)
EQUITY (Details) - Schedule of Intangible and tangible assets [Line Items]
Property, plant and equipment	$ 4,573
Intangible assets other than goodwill	69
Goodwill	335
Deferred incomes	(377)
Other non-financial assets	152
Total Adjust accumulated results	$ 4,752